SCHEDULE OF REVENUES FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	Feb. 28, 2026	Feb. 28, 2025
Revenue from Contract with Customer [Abstract]
Device rental activities	$ 1,613,095	$ 1,627,286	$ 6,920,336	$ 5,050,255
Direct sales of goods and services	218,107	227,551	825,000	1,080,631
Revenue	$ 1,831,202	$ 1,854,837	$ 7,745,336	$ 6,130,886